Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

The Company has lease contracts for buildings and vehicles used in its operations. Leases of building have lease terms between one and eighteen years, while motor vehicles generally have lease terms between three and five years. Future cash outflows (potentially exposed and not reflected in the measurement of lease liabilities) arising from extension options amount to €329,000. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Company is restricted from assigning and subleasing the leased assets and some contracts require the Company to maintain certain financial ratios. The Company also has certain leases of office equipment and bicycles with low value and machinery, equipment and buildings for a short term. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases. We refer to note 32.2 for the impact on income statement for these “short-term leases” and “leases of low-value assets”.

The carrying amounts of right-of-use assets recognized and the movements during the period is as follows:

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2023	3,624	1,009	4,633
Additions	—	396	396
Disposal	—	(34)	(34)
Lease modification	1,093	12	1,105
Exchange difference	(113)	—	(113)
Cost at December 31, 2023	4,604	1,383	5,987
Additions	326	332	658
Disposal	—	(173)	(173)
Lease modification	(11)	(17)	(28)
Exchange difference	139	2	141
Cost at December 31, 2024	5,058	1,527	6,585
Depreciation
Opening accumulated depreciation at January 1, 2023	(1,163)	(311)	(1,474)
Depreciation charge	(535)	(261)	(796)
Disposal	—	34	34
Exchange difference	37	—	37
Depreciation at December 31, 2023	(1,661)	(538)	(2,199)
Depreciation charge	(674)	(368)	(1,042)
Disposal	—	173	173
Lease modification	22	36	58
Exchange difference	(79)	—	(79)
Depreciation at December 31, 2024	(2,392)	(697)	(3,089)
Net book value at December 31, 2023	2,943	845	3,788
Net book value at December 31, 2024	2,666	830	3,496

In 2024, the Company did enter into new lease agreements for €0.7 million compared to €396,000 in 2023. The lease modification amounted to a decrease of €28,000 (2023: a rise of €1.1 million, which mainly related to the extension of the contract of buildings in Belgium and Israel). The repayments of lease liabilities amounted to €1.2 million (2023: €0.9 million). The depreciations on the right of use assets amounted to €1.0 million and €0.8 million for 2024 and 2023, respectively.

For the year ended December 31, 2024, the Company recognized had no gain or loss on disposal (2023: no gain or loss on disposal).

The maturity analysis of lease liabilities is disclosed in note 4.3.

(in EUR 000)	2024	2023
Lease debt at January 1	3,967	3,305
New lease debts	658	396
Rent expense paid	(1,208)	(886)
Accretion of interest	157	129
Lease modification	30	1,105
Exchange differences	76	(82)
Lease debt at December 31	3,680	3,967

	As at December 31
(in EUR 000)	2024	2023
Non-current lease liabilities	2,562	3,116
Current lease liabilities	1,118	851
Total	3,680	3,967